Document and Entity Information	Jan. 06, 2021
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	true
Entity Central Index Key	0001325879
Document Type	8-K/A
Document Period End Date	Jan. 06, 2021
Entity Registrant Name	AVEO Pharmaceuticals, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-34655
Entity Tax Identification Number	04-3581650
Entity Address, Address Line One	30 Winter Street
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02108
City Area Code	(857)
Local Phone Number	400-0101
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	AVEO
Entity Emerging Growth Company	false
Amendment Description	This Form 8-K/A is being filed to report that on February 2, 2021, the Board appointed Ms. Epperly to its Nominating and Governance Committee and Compensation Committee, effective immediately.